Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	ALERUS FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-0375407
Entity Address, Address Line One	401 Demers Avenue
Entity Address, City or Town	Grand Forks
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58201
City Area Code	701
Local Phone Number	795-3200
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000903419
Amendment Flag	false